Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 190	$ 264
Payroll-related accruals	1,589	1,504
Environmental reserve	546	562
Inventory Reserve	437	401
Allowance for Doubtful Accounts	190	152
Accrued Warranty	1,663	1,169
Method change for inventory valuation		(460)
Other	781	588
Deferred tax assets gross current	5,396	4,180
Valuation allowance	(177)	(154)
Deferred tax assets net current	5,219	4,026
Deferred income taxes-noncurrent:
Accrued pension obligations	(9,482)	(9,080)
Unrecognized pension and postretirement benefit plan liabilities	19,467	12,118
Accumulated depreciation	(3,023)	(1,968)
Stock-based compensation	842	693
Postretirement obligations	728	1,153
NOL/credit carry-forwards	153	216
Other	1,057	562
Deferred tax assets gross noncurrent	9,742	3,694
Valuation allowance		(55)
Deferred tax assets net noncurrent	$ 9,742	$ 3,639